SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended March 31,		Three months ended March 31,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,170	$2,621	$2,152	$1,956
Gross profit	999	1,284	1,871	1,678
R&D expenses	136	111	229	215
S&M expenses	279	374	457	486
Segment profit	$584	$799	$1,185	$977

	Three months ended
	March 31,
	2016	2015

	U.S.$ in millions

Generic medicines profit	$584	$799
Specialty medicines profit	1,185	977
Total segment profit	1,769	1,776
Profit of other activities	51	50
Total profit	1,820	1,826
Amounts not allocated to segments:
Amortization	189	220
General and administrative expenses	304	307
Impairments, restructuring and others	119	299
Legal settlements and loss contingencies	(25)	227
Other unallocated amounts	68	24

Consolidated operating income	1,165	749
Financial expenses - net	298	192
Consolidated income before income taxes	$867	$557

Segment revenues by geographic area:
	Three months ended
	March 31,

	2016	2015

	U.S.$ in millions
Generic Medicines
United States	$976	$1,439
Europe*	671	680
Rest of the World	523	502
Total Generic Medicines	2,170	2,621
Specialty Medicines
United States	1,677	1,479
Europe*	394	405
Rest of the World	81	72
Total Specialty Medicines	2,152	1,956
Other Revenues
United States	4	3
Europe*	170	182
Rest of the World	314	220
Total Other Revenues	488	405
Total Revenues	$4,810	$4,982

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines:
	Three months ended
	March 31,
	2016	2015

	U.S. $ in millions

CNS	$1,323	$1,220
Copaxone®	1,006	924
Azilect®	113	107
Nuvigil®	103	85
Respiratory	366	265
ProAir®	173	124
QVAR®	134	98
Oncology	268	264
Treanda® and Bendeka™	155	157
Women's health	110	129
Other Specialty	85	78
Total Specialty Medicines	$2,152	$1,956